Condensed Consolidated Interim Statement of Cash Flows - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Cash used in operating activities
Loss for the period	$ (195,645)	$ (190,361)
Adjustments for non-monetary items:
Share-based compensation expense	47,016	22,169
Depreciation of property, plant and equipment	581	480
Amortization of intangible assets	96	28
Depreciation of right-of-use assets	1,194	861
Gain from reversal of inventory impairment charges	(7,049)	0
Share of results with joint venture	3,906	0
Change in defined benefit pension liability	235	287
Convertible loans, derivatives, (decrease) increase in fair value	(16,279)	45,393
Financial income	(46)	(732)
Financial expense	8,650	2,795
Exchange differences	(311)	0
Income taxes	492	201
Operating loss before working capital changes	(157,160)	(118,879)
Increase in accounts receivable, net	(15,896)	0
Increase in other assets	(959)	0
Increase in other assets	(3,395)	(5,057)
Increase in accounts payable	5,055	2,198
Increase in other liabilities	4,495	5,322
Cash used in operating activities	(167,860)	(116,416)
Interest paid	(3,475)	(1,452)
Interest received	36	747
Interest expense on lease obligations	170	84
Tax (paid) refund	(618)	2
Net cash used in operating activities	(171,747)	(117,035)
Cash used in investing activities
Payment for purchase of property, plant and equipment	(3,010)	(627)
Payment for purchase of intangible assets	(2,833)	(1,408)
Net cash used in investing activities	(5,843)	(2,035)
Cash from financing activities
Proceeds from public offering of common shares, net of transaction costs	0	435,868
Proceeds from convertible loans, net of transaction costs	49,591	62,898
Proceeds from deferred royalty transaction, net of transaction costs	219,251	0
Proceeds from the exercise of stock options	516	0
Principal portion of lease obligation payments	(746)	(929)
Net cash from financing activities	268,612	497,837
Net increase in cash and cash equivalents	91,022	378,767
Exchange (losses) / gain on cash and cash equivalents	(23)	98
Cash and cash equivalents at beginning of the period	439,195	115,551
Cash and cash equivalents at end of the period	530,194	494,416
Supplemental Non-Cash Investing Information
Capital expenditures and intangible asset acquisitions recorded in Accounts payable	455	0
Follow-on transaction costs recorded in Accounts payable and Other current liabilities	0	2,709
Deferred royalty obligation transaction costs recorded in Accounts payable	$ 1,248	$ 0